19. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Sumarry of related party loans
	2013	2012

Balance, beginning	$ 10,952	$ 14,479
Additions	3,546	3,177
Reductions	(6,775)	(6,704)
Balance, ending	$ 7,723	$ 10,952
Unused commitments	$ 574	$ 680